Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (92.31%)
Communication Services (2.37%)
	Advertising (1.31%)
467,000	The Trade Desk, Inc., Cl A [1]	$8,931,930	$54,886,510

	Movies & Entertainment (1.06%)
100,000	Spotify Technology SA [1,2]	24,563,323	44,738,000

Total Communication Services		33,495,253	99,624,510

Consumer Discretionary (8.57%)
	Education Services (0.18%)
23,000	Duolingo, Inc. [1]	6,012,308	7,457,290

	Footwear (1.82%)
351,069	Birkenstock Holding PLC [1,2]	16,149,174	19,891,570
1,037,000	On Holding AG, Cl A [1,2]	30,424,600	56,796,490

		46,573,774	76,688,060

	Home Improvement Retail (0.50%)
211,000	Floor & Decor Holdings, Inc., Cl A [1]	18,452,772	21,036,700

	Hotels, Resorts & Cruise Lines (3.75%)
503,442	Choice Hotels International, Inc.	2,156,126	71,478,695
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	7,661,960
500,233	Hyatt Hotels Corp., Cl A	13,700,166	78,526,576

		22,345,633	157,667,231

	Leisure Facilities (2.32%)
520,538	Vail Resorts, Inc.	10,058,752	97,574,848

Total Consumer Discretionary		103,443,239	360,424,129

Financials (13.11%)
	Financial Exchanges & Data (5.46%)
224,305	FactSet Research Systems, Inc.	11,906,828	107,729,205
156,000	Morningstar, Inc.	32,512,227	52,534,560
47,000	MSCI, Inc.	15,780,557	28,200,470
316,189	Tradeweb Markets, Inc., Cl A	12,240,920	41,395,464

		72,440,532	229,859,699

	Insurance Brokers (0.63%)
84,421	Willis Towers Watson PLC [2]	10,305,610	26,444,034

	Investment Banking & Brokerage (2.60%)
1,478,936	The Charles Schwab Corp.	1,300,762	109,456,053

	Property & Casualty Insurance (4.42%)
2,011,444	Arch Capital Group Ltd. [1,2]	7,235,191	185,756,854

Total Financials		91,282,095	551,516,640

Health Care (16.83%)
	Biotechnology (0.49%)
33,366	argenx SE, ADR [1,2]	10,531,100	20,520,090

	Health Care Equipment (5.09%)
517,630	IDEXX Laboratories, Inc. [1]	9,143,870	214,008,947

	Health Care Supplies (1.63%)
748,672	The Cooper Companies, Inc. [1]	28,401,949	68,825,417

	Health Care Technology (1.58%)
317,386	Veeva Systems, Inc., Cl A [1]	17,573,173	66,730,407

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (8.04%)
1,119,944	Bio-Techne Corporation	$26,038,448	$80,669,566
147,117	Mettler-Toledo International, Inc. [1]	8,529,910	180,024,131
236,404	West Pharmaceutical Services, Inc.	10,119,584	77,436,494

		44,687,942	338,130,191

Total Health Care		110,338,034	708,215,052

Industrials (16.70%)
	Aerospace & Defense (0.81%)
57,000	Axon Enterprise, Inc. [1]	11,338,430	33,876,240

	Construction & Engineering (2.14%)
285,000	Quanta Services, Inc.	47,697,750	90,074,250

	Data Processing & Outsourced Services (0.77%)
428,076	SS&C Technologies Holdings, Inc.	11,483,223	32,439,599

	Environmental & Facilities Services (1.54%)
1,400,418	Rollins, Inc.	18,594,520	64,909,374

	Human Resource & Employment Services (2.52%)
1,458,093	Dayforce, Inc. [1]	54,559,959	105,915,876

	Industrial Machinery & Supplies & Components (1.11%)
222,760	IDEX Corp.	15,773,801	46,621,440

	Research & Consulting Services (7.81%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,902	25,740,000
775,500	TransUnion	32,394,913	71,896,605
839,206	Verisk Analytics, Inc.	20,449,687	231,142,509

		75,515,502	328,779,114

Total Industrials		234,963,185	702,615,893

Information Technology (27.87%)
	Application Software (14.28%)
171,250	ANSYS, Inc. [1]	4,516,740	57,767,763
81,000	Fair Isaac Corp. [1]	30,955,875	161,265,330
1,216,809	Guidewire Software, Inc. [1]	58,804,235	205,129,661
420,000	Procore Technologies, Inc. [1]	30,886,420	31,470,600
228,192	Roper Technologies, Inc.	18,952,931	118,625,611
256,493	ServiceTitan, Inc., Cl A [1]	20,395,336	26,385,435

		164,511,537	600,644,400

	Electronic Components (2.74%)
1,658,000	Amphenol Corp., Cl A	39,080,302	115,148,100

	Internet Services & Infrastructure (0.41%)
84,173	Verisign, Inc. [1]	3,749,061	17,420,444

	IT Consulting & Other Services (9.44%)
820,323	Gartner, Inc. [1]	16,576,407	397,421,884

	Technology Distributors (1.00%)
241,363	CDW Corp.	14,540,766	42,006,816

Total Information Technology		238,458,073	1,172,641,644

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Real Estate (6.86%)
	Data Center REITs (1.09%)
48,416	Equinix, Inc.	$3,085,999	$45,650,962

	Health Care REITs (0.45%)
150,000	Welltower, Inc.	19,268,419	18,904,500

	Real Estate Services (5.32%)
516,323	CBRE Group, Inc., Cl A [1]	5,774,214	67,788,047
2,181,930	CoStar Group, Inc. [1]	43,637,218	156,204,369

		49,411,432	223,992,416

Total Real Estate		71,765,850	288,547,878

Total Common Stocks		883,745,729	3,883,585,746

Private Common Stocks (1.91%)
Communication Services (1.19%)
	Movies & Entertainment (1.19%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,5]	50,000,041	50,215,439

Industrials (0.72%)
	Aerospace & Defense (0.72%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,5]	7,115,262	17,095,110
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,5]	5,384,764	12,937,420

Total Industrials		12,500,026	30,032,530

Total Private Common Stocks		62,500,067	80,247,969

Private Preferred Stocks (5.95%)
Industrials (4.23%)
	Aerospace & Defense (4.23%)
96,298	Space Exploration Technologies Corp., Series N [1,3,4,5]	26,000,460	178,151,300

Information Technology (1.72%)
	Application Software (1.72%)
3,341,687	X.AI Corp., Series B [1,3,4,5]	39,999,994	72,347,524

Total Private Preferred Stocks		66,000,454	250,498,824

Total Investments (100.17%)		$1,012,246,250	4,214,332,539

Liabilities Less Cash and Other Assets (-0.17%)			(7,023,973)

Net Assets			$4,207,308,566

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2024, the market value of restricted securities amounted to $330,746,793 or 7.86% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (102.43%)
Communication Services (2.86%)
	Alternative Carriers (2.86%)
6,850,000	Iridium Communications, Inc. [4]	$38,210,005	$198,787,000

Consumer Discretionary (15.87%)
	Apparel, Accessories & Luxury Goods (1.10%)
12,368,569	Figs, Inc., Cl A [1]	87,745,510	76,561,442

	Casinos & Gaming (1.53%)
2,298,635	Red Rock Resorts, Inc., Cl A	59,715,807	106,288,882

	Education Services (0.88%)
550,000	Bright Horizons Family Solutions, Inc. [1]	17,159,054	60,967,500

	Hotels, Resorts & Cruise Lines (6.12%)
3,000,000	Choice Hotels International, Inc. [4]	75,582,685	425,940,000

	Leisure Facilities (5.39%)
2,000,000	Vail Resorts, Inc. [4]	56,102,209	374,900,000

	Restaurants (0.85%)
5,961,977	Krispy Kreme, Inc.	81,469,186	59,202,432

Total Consumer Discretionary		377,774,451	1,103,860,256

Financials (51.10%)
	Asset Management & Custody Banks (3.35%)
1,575,000	The Carlyle Group, Inc.	32,097,167	79,521,750
1,665,000	Cohen & Steers, Inc.	34,367,632	153,746,100

		66,464,799	233,267,850

	Financial Exchanges & Data (23.37%)
1,050,000	FactSet Research Systems, Inc.	52,220,913	504,294,000
925,000	Morningstar, Inc.	18,840,637	311,503,000
1,350,000	MSCI, Inc.	24,388,819	810,013,500

		95,450,369	1,625,810,500

	Investment Banking & Brokerage (1.50%)
450,000	Houlihan Lokey, Inc.	19,625,873	78,147,000
350,000	Moelis & Co., Cl A	3,842,331	25,858,000

		23,468,204	104,005,000
	Life & Health Insurance (5.03%)
1,290,000	Primerica, Inc.	26,519,377	350,131,800

	Property & Casualty Insurance (17.85%)
8,815,000	Arch Capital Group Ltd. [1,2]	27,361,313	814,065,250
920,000	Kinsale Capital Group, Inc.	30,298,033	427,919,600

		57,659,346	1,241,984,850

Total Financials		269,562,095	3,555,200,000

Health Care (5.65%)
	Health Care Equipment (2.08%)
350,000	IDEXX Laboratories, Inc. [1]	4,836,201	144,704,000

	Health Care Supplies (0.24%)
1,342,434	Neogen Corp. [1]	17,026,471	16,297,149

	Life Sciences Tools & Services (3.33%)
2,200,000	Bio-Techne Corporation	28,476,272	158,466,000
60,000	Mettler-Toledo International, Inc. [1]	2,742,937	73,420,800

		31,219,209	231,886,800

Total Health Care		53,081,881	392,887,949

Shares		Cost	Value
Common Stocks (continued)
Industrials (0.59%)
	Building Products (0.59%)
600,000	Trex Co., Inc. [1]	$5,348,769	$41,418,000

Information Technology (16.18%)
	Application Software (6.71%)
300,000	Altair Engineering, Inc., Cl A [1]	3,900,000	32,733,000
840,000	ANSYS, Inc. [1]	18,874,754	283,357,200
305,000	Clearwater Analytics Holdings, Inc., Cl A [1]	4,682,009	8,393,600
845,000	Guidewire Software, Inc. [1]	25,057,001	142,450,100

		52,513,764	466,933,900

	IT Consulting & Other Services (9.47%)
1,360,000	Gartner, Inc. [1]	18,519,723	658,879,200

Total Information Technology		71,033,487	1,125,813,100

Real Estate (10.18%)
	Health Care REITs (0.52%)
375,000	Alexandria Real Estate Equities, Inc.	12,224,338	36,581,250

	Office REITs (1.07%)
4,000,000	Douglas Emmett, Inc.	33,703,592	74,240,000

	Other Specialized REITs (3.60%)
5,200,000	Gaming and Leisure Properties, Inc.	106,525,085	250,432,000

	Real Estate Services (4.99%)
4,850,000	CoStar Group, Inc. [1]	20,211,932	347,211,500

Total Real Estate		172,664,947	708,464,750

Total Common Stocks		987,675,635	7,126,431,055

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc. [1,3,5,6]	16,300,002	785,437

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
59,407,006	Northvolt AB (Sweden) [1,2,3,5,6]	9,374,988	0

Total Investments (102.44%)		$1,013,350,625	7,127,216,492

Liabilities Less Cash and Other Assets (-2.44%)			(169,646,289)

Net Assets			$6,957,570,203

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2024, the market value of restricted securities amounted to $785,437 or 0.01% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (98.97%)
Communication Services (6.67%)
	Advertising (3.03%)
750,000	Ibotta, Inc., Cl A [1]	$55,619,500	$48,810,000
700,000	The Trade Desk, Inc., Cl A [1]	2,485,000	82,271,000

		58,104,500	131,081,000

	Movies & Entertainment (3.64%)
1,000,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	15,681,001	92,660,000
207,610	Liberty Media Corporation- Liberty Live, Cl C [1]	680,178	14,129,937
225,000	Madison Square Garden Sports Corp. [1]	8,416,557	50,778,000

		24,777,736	157,567,937

Total Communication Services		82,882,236	288,648,937

Consumer Discretionary (13.71%)
	Automotive Parts & Equipment (0.28%)
4,000,000	Holley, Inc. [1]	23,112,642	12,080,000

	Casinos & Gaming (4.06%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	32,550,000
3,100,000	Red Rock Resorts, Inc., Cl A	91,485,805	143,344,000

		102,673,592	175,894,000

	Education Services (1.86%)
725,000	Bright Horizons Family Solutions, Inc. [1]	31,922,423	80,366,250

	Home Improvement Retail (1.04%)
450,000	Floor & Decor Holdings, Inc., Cl A [1]	14,749,690	44,865,000

	Homebuilding (1.42%)
350,000	Installed Building Products, Inc.	13,854,997	61,337,500

	Leisure Facilities (2.86%)
1,250,000	Planet Fitness, Inc., Cl A [1]	53,545,034	123,587,500

	Restaurants (2.19%)
2,000,000	The Cheesecake Factory, Inc.	51,839,090	94,880,000

Total Consumer Discretionary		291,697,468	593,010,250

Consumer Staples (2.27%)
	Packaged Foods & Meats (1.18%)
3,250,000	UTZ Brands, Inc.	51,037,718	50,895,000

	Personal Care Products (1.09%)
1,125,000	Oddity Tech Ltd., Cl A [1,2]	41,428,946	47,272,500

Total Consumer Staples		92,466,664	98,167,500

Financials (11.63%)
	Asset Management & Custody Banks (0.62%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,429,527	26,994,000

	Insurance Brokers (2.69%)
3,000,000	Baldwin Insurance Group, Inc. Cl A [1]	46,953,071	116,280,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (2.01%)
500,000	Houlihan Lokey, Inc.	$23,001,811	$86,830,000

	Property & Casualty Insurance (4.84%)
450,000	Kinsale Capital Group, Inc.	64,570,201	209,308,500
	Transaction & Payment Processing Services (1.47%)
3,750,000	Repay Holdings Corporation [1]	32,041,410	28,612,500
200,000	WEX, Inc. [1]	8,201,011	35,064,000

		40,242,421	63,676,500

Total Financials		199,197,031	503,089,000

Health Care (9.15%)
	Health Care Equipment (1.82%)
425,000	DexCom, Inc. [1]	1,408,692	33,052,250
25,000	IDEXX Laboratories, Inc. [1]	344,777	10,336,000
190,000	Inspire Medical Systems, Inc. [1]	9,493,280	35,222,200

		11,246,749	78,610,450

	Health Care Supplies (1.69%)
6,000,000	Neogen Corp. [1]	103,021,742	72,840,000

	Life Sciences Tools & Services (3.98%)
675,000	ICON plc [1,2]	33,117,841	141,554,250
25,000	Mettler-Toledo International, Inc. [1]	1,205,243	30,592,000

		34,323,084	172,146,250

	Managed Health Care (1.66%)
750,000	HealthEquity, Inc. [1]	12,292,452	71,962,500

Total Health Care		160,884,027	395,559,200

Industrials (30.11%)
	Aerospace & Defense (4.30%)
2,250,000	Kratos Defense & Security Solutions, Inc. [1]	34,436,698	59,355,000
100,000	TransDigm Group, Inc. [1]	0	126,728,000

		34,436,698	186,083,000

	Building Products (1.82%)
5,750,000	Janus International Group, Inc. [1]	56,199,483	42,262,500
525,000	Trex Co., Inc. [1]	18,023,818	36,240,750

		74,223,301	78,503,250

	Diversified Support Services (1.77%)
4,750,000	Driven Brands Holdings, Inc. [1]	86,053,931	76,665,000

	Electrical Components & Equipment (7.22%)
2,750,000	Vertiv Holdings Co., Cl A	27,733,038	312,427,500

	Environmental & Facilities Services (1.19%)
300,000	Waste Connections, Inc. [2]	13,100,000	51,474,000

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (3.22%)
950,000	Dayforce, Inc. [1]	$29,430,555	$69,008,000
3,750,000	First Advantage Corp. [1]	60,629,977	70,237,500

		90,060,532	139,245,500

	Industrial Machinery & Supplies & Components (7.37%)
700,000	Chart Industries, Inc. [1]	103,706,326	133,588,000
125,000	Enpro, Inc.	22,983,025	21,556,250
700,000	John Bean Technologies Corp.	63,192,030	88,970,000
250,000	RBC Bearings, Incorporated [1]	27,992,037	74,785,000

		217,873,418	318,899,250
	Research & Consulting Services (0.55%)
265,000	Exponent, Inc.	20,189,458	23,611,500

	Trading Companies & Distributors (2.67%)
875,000	SiteOne Landscape Supply, Inc. [1]	33,566,364	115,298,750

Total Industrials		597,236,740	1,302,207,750

Information Technology (23.82%)
	Application Software (11.74%)
225,000	Altair Engineering, Inc., Cl A [1]	2,982,233	24,549,750
250,000	Aspen Technology, Inc. [1]	21,959,930	62,407,500
2,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	44,280,887	68,800,000
1,175,000	Guidewire Software, Inc. [1]	29,913,239	198,081,500
1,750,000	Intapp, Inc. [1]	68,442,216	112,157,500
1,250,000	nCino, Inc. [1]	40,886,486	41,975,000

		208,464,991	507,971,250

	Electronic Equipment & Instruments (1.33%)
1,600,000	Cognex Corp.	29,581,044	57,376,000

	IT Consulting & Other Services (9.70%)
1,325,000	ASGN, Inc. [1]	26,301,801	110,425,500
500,000	Gartner, Inc. [1]	6,387,894	242,235,000
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	66,720,000

		69,012,292	419,380,500

	Semiconductors (0.56%)
6,000,000	indie Semiconductor, Inc., Cl A [1]	37,247,069	24,300,000

	Systems Software (0.49%)
725,000	JFrog Ltd. [1,2]	22,015,909	21,322,250

Total Information Technology		366,321,305	1,030,350,000

Materials (1.42%)
	Specialty Chemicals (1.42%)
1,500,000	Avient Corp.	46,528,336	61,290,000

Real Estate (0.19%)
	Telecom Tower REITs (0.19%)
40,000	SBA Communications Corp.	161,021	8,152,000

Total Common Stocks		1,837,374,828	4,280,474,637

Principal Amount		Cost	Value
Short-Term Investments (1.37%)
$59,047,048	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $59,059,678; (Fully Collateralized by $59,482,200 U.S. Treasury Note, 4.125% due 2/15/2027 Market value – $60,228,113)[3]	$59,047,048	$59,047,048

Total Investments (100.34%)		$1,896,421,876	4,339,521,685

Liabilities Less Cash and Other Assets (-0.34%)			(14,562,012)

Net Assets			$4,324,959,673

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (93.71%)
Communication Services (9.13%)
	Advertising (1.22%)
157,610	The Trade Desk, Inc., Cl A [1]	$2,999,802	$18,523,903

	Interactive Media & Services (4.75%)
123,000	Meta Platforms, Inc., Cl A	24,382,736	72,017,730

	Movies & Entertainment (3.16%)
106,900	Spotify Technology SA [1,2]	28,425,433	47,824,922

Total Communication Services		55,807,971	138,366,555

Consumer Discretionary (14.14%)
	Automobile Manufacturers (5.94%)
223,200	Tesla, Inc. [1]	11,606,117	90,137,088

	Broadline Retail (7.03%)
485,500	Amazon.com, Inc. [1]	29,742,116	106,513,845

	Education Services (1.17%)
54,700	Duolingo, Inc. [1]	10,532,490	17,735,381

Total Consumer Discretionary		51,880,723	214,386,314

Consumer Staples (0.43%)
	Personal Care Products (0.43%)
155,000	Oddity Tech Ltd., Cl A [1,2]	7,603,283	6,513,100

Financials (4.78%)

	Investment Banking & Brokerage (0.99%)
46,100	LPL Financial Holdings, Inc.	15,222,440	15,052,111

	Transaction & Payment Processing Services (3.79%)
52,700	Mastercard, Incorporated, Cl A	9,940,228	27,750,239
93,900	Visa, Inc., Cl A	13,273,862	29,676,156

		23,214,090	57,426,395

Total Financials		38,436,530	72,478,506

Health Care (6.67%)
	Biotechnology (4.39%)
214,000	Arcellx, Inc. [1]	13,941,627	16,411,659
64,739	argenx SE, ADR [1,2]	9,490,491	39,814,485
258,600	Viking Therapeutics, Inc. [1]	3,555,576	10,406,064

		26,987,694	66,632,208
	Health Care Equipment (2.28%)
256,000	Inari Medical, Inc. [1]	12,746,771	13,068,800
41,105	Intuitive Surgical, Inc. [1]	4,585,816	21,455,166

		17,332,587	34,523,966

Total Health Care		44,320,281	101,156,174

Industrials (1.07%)
	Human Resource & Employment Services (1.07%)
223,570	Dayforce, Inc. [1]	10,877,867	16,240,125

Shares		Cost	Value
Common Stocks (continued)
Information Technology (55.29%)
	Application Software (8.85%)
81,400	Atlassian Corp., Cl A [1,2]	$12,212,683	$19,811,132
29,600	Cadence Design Systems, Inc. [1]	8,208,384	8,893,616
253,500	Gitlab, Inc., Cl A [1,4]	10,307,749	14,284,725
148,100	Guidewire Software, Inc. [1]	3,715,804	24,966,698
24,600	HubSpot, Inc. [1]	9,099,151	17,140,542
372,900	Samsara, Inc., Cl A [1]	11,374,662	16,292,001
30,900	ServiceNow, Inc. [1,4]	5,088,781	32,757,708

		60,007,214	134,146,422

	Communications Equipment (1.06%)
145,800	Arista Networks, Inc. [1]	15,620,750	16,115,274

	Electronic Equipment & Instruments (0.73%)
153,000	PAR Technology Corp. [1]	7,924,050	11,118,510

	Internet Services & Infrastructure (3.16%)
796,000	GDS Holdings Ltd., ADR [1,2]	14,589,203	18,912,960
273,000	Shopify, Inc., Cl A [1,2]	11,478,770	29,028,090

		26,067,973	47,941,050

	IT Consulting & Other Services (2.08%)
64,887	Gartner, Inc. [1]	805,043	31,435,805

	Semiconductor Materials & Equipment (0.99%)
21,700	ASML Holding N.V. [2]	10,416,186	15,039,836

	Semiconductors (19.51%)
339,700	Broadcom, Inc.	46,205,033	78,756,048
5,445,971	indie Semiconductor, Inc., Cl A [1]	31,463,351	22,056,182
1,272,100	NVIDIA Corp.	7,530,102	170,830,309
121,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	14,430,983	24,034,533

		99,629,469	295,677,072

	Systems Software (14.43%)
167,300	Cloudflare, Inc., Cl A [1,4]	8,689,365	18,014,864
31,900	CyberArk Software Ltd. [1,2]	10,317,829	10,627,485
143,500	Datadog, Inc., Cl A [1,4]	12,464,955	20,504,715
384,300	Microsoft Corporation	53,208,785	161,982,450
42,000	Zscaler, Inc. [1]	7,721,368	7,577,220

		92,402,302	218,706,734

	Technology Hardware, Storage & Peripherals (4.48%)
271,000	Apple, Inc.	51,792,162	67,863,821

Total Information Technology		364,665,149	838,044,524

Real Estate (2.20%)
	Real Estate Services (2.20%)
465,130	CoStar Group, Inc. [1]	23,649,851	33,298,657

Total Common Stocks		597,241,655	1,420,483,955

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2024

Shares		Cost	Value
Private Common Stocks (1.79%)
Communication Services (0.09%)
	Interactive Media & Services (0.09%)
50,000	X Holdings Corp., Inc., Cl A [1,3,4,6]	$5,000,000	$1,366,000

Industrials (1.67%)
	Aerospace & Defense (1.67%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	19,428,700
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	5,899,650

		6,000,141	25,328,350
	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	3,571

Total Industrials		6,103,704	25,331,921

Materials (0.03%)
	Fertilizers & Agricultural Chemicals (0.03%)
182,067	Farmers Business Network, Inc. [1,3,4,6]	2,394,651	338,645

Total Private Common Stocks		13,498,355	27,036,566

Private Convertible Preferred Stocks (0.18%)

Materials (0.18%)
	Fertilizers & Agricultural Chemicals (0.18%)
37,254	Farmers Business Network, Inc. Series F [1,3,4,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (2.94%)

Industrials (2.28%)
	Aerospace & Defense (2.26%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	34,260,150
	Passenger Ground Transportation (0.02%)
266,956	GM Cruise Holdings LLC, Cl G [1,3,4,6]	7,034,291	266,956

Total Industrials		12,034,421	34,527,106

Information Technology (0.66%)
	Application Software (0.66%)
461,893	X.AI Corp., Series C [1,3,4,6]	9,999,983	9,999,983

Total Private Preferred Stocks		22,034,404	44,527,089

Principal Amount		Cost	Value
Short-Term Investments (1.36%)
$20,643,471	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $20,647,886; (Fully Collateralized by $20,995,700 U.S. Treasury Note, 4.125% due 10/31/2027 Market value – $21,056,351)[5]	$20,643,471	$20,643,471

Total Investments (99.98%)		$658,889,001	1,515,457,082

Cash and Other Assets Less Liabilities (0.02%)			337,268

Net Assets			$1,515,794,350

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2024, the market value of restricted securities amounted to $74,329,656 or 4.90% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (97.35%)
Communication Services (13.60%)
	Advertising (3.51%)
216,408	The Trade Desk, Inc., Cl A [1]	$11,875,580	$25,434,432

	Interactive Media & Services (10.09%)
105,495	Alphabet, Inc., Cl A	15,525,501	19,970,203
90,909	Meta Platforms Inc., Cl A	6,630,519	53,228,129

		22,156,020	73,198,332

Total Communication Services		34,031,600	98,632,764

Consumer Discretionary (19.51%)
	Automobile Manufacturers (4.49%)
80,591	Tesla, Inc. [1]	17,330,182	32,545,869

	Automotive Parts & Equipment (1.01%)
369,555	Mobileye Global, Inc., Cl A [1]	6,994,478	7,361,536

	Broadline Retail (14.01%)
287,686	Amazon.com, Inc. [1]	2,726,880	63,115,432
680,704	Coupang, Inc., Cl A [1]	12,159,012	14,961,874
13,817	MercadoLibre, Inc. [1]	9,299,061	23,494,979

		24,184,953	101,572,285

Total Consumer Discretionary		48,509,613	141,479,690

Financials (8.33%)
	Asset Management & Custody Banks (2.08%)
101,953	KKR & Co., Inc.	12,349,109	15,079,869

	Transaction & Payment Processing Services (6.25%)
8,265	Adyen N.V., 144A (Netherlands)[1,2,5]	7,869,686	12,282,434
189,751	Block, Inc. [1]	11,620,969	16,126,937
32,067	Mastercard, Incorporated, Cl A	1,161,898	16,885,520

		20,652,553	45,294,891

Total Financials		33,001,662	60,374,760

Health Care (10.20%)
	Biotechnology (2.78%)
32,834	argenx SE, ADR [1,2]	10,908,181	20,192,910

	Health Care Equipment (5.01%)
69,566	Intuitive Surgical, Inc. [1]	7,719,439	36,310,669

	Health Care Technology (1.17%)
40,309	Veeva Systems, Inc., Cl A [1]	2,538,180	8,474,967

	Life Sciences Tools & Services (1.24%)
4,609	GRAIL, Inc. [1]	28,246	82,271
66,749	Illumina, Inc. [1]	5,886,000	8,919,669

		5,914,246	9,001,940

Total Health Care		27,080,046	73,980,486

Shares		Cost	Value
Common Stocks (continued)
Information Technology (45.71%)
	Application Software (9.60%)
46,865	Atlassian Corp., Cl A [1,2]	$7,376,794	$11,406,004
129,565	Gitlab, Inc., Cl A [1,4]	6,893,160	7,300,988
276,245	Samsara, Inc., Cl A [1]	10,353,627	12,069,144
36,609	ServiceNow, Inc. [1,4]	11,370,213	38,809,933

		35,993,794	69,586,069

	Internet Services & Infrastructure (6.91%)
471,283	Shopify, Inc., Cl A [1,2]	19,346,878	50,111,521

	Semiconductor Materials & Equipment (1.91%)
20,016	ASML Holding N.V. [2]	1,527,248	13,872,689

	Semiconductors (12.60%)
534,621	NVIDIA Corp.	6,989,401	71,794,254
99,044	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	17,355,463	19,560,200

		24,344,864	91,354,454

	Systems Software (14.69%)
241,740	Cloudflare, Inc., Cl A [1,4]	16,423,868	26,030,563
35,464	Crowdstrike Holdings, Inc., Cl A [1]	1,533,125	12,134,362
151,618	Datadog, Inc., Cl A [1,4]	9,184,124	21,664,696
68,611	Microsoft Corporation	27,091,466	28,919,537
114,891	Snowflake, Inc., Cl A [1,4]	13,341,484	17,740,320

		67,574,067	106,489,478

Total Information Technology		148,786,851	331,414,211

Total Common Stocks		291,409,772	705,881,911

Private Common Stocks (1.37%)
Industrials (1.37%)
	Aerospace & Defense (1.37%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	7,646,050
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,692	2,264,400

Total Private Common Stocks		2,499,945	9,910,450

Private Preferred Stocks (0.50%)
Industrials (0.02%)
	Passenger Ground Transportation (0.02%)
133,288	GM Cruise Holdings LLC, Cl G [1,3,4,6]	3,512,139	133,288

Information Technology (0.48%)
	Application Software (0.48%)
161,662	X.AI Corp., Series C [1,3,4,6]	3,499,982	3,499,982

Total Private Preferred Stocks		7,012,121	3,633,270

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2024

Principal Amount		Cost	Value
Short-Term Investments (0.46%)

$3,347,089	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $3,347,805; (Fully Collateralized by $3,371,800 U.S. Treasury Note, 4.125% due 2/15/2027 Market value – $3,414,127)[5]	$3,347,089	$3,347,089

Total Investments (99.68%)		$304,268,927	722,772,720

Cash and Other Assets Less Liabilities (0.32%)			2,351,570

Net Assets			$725,124,290

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2024, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $13,543,720 or 1.87% of net assets. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the market value of Rule 144A securities amounted to $12,282,434 or 1.69% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (96.08%)
Communication Services (5.20%)
	Interactive Media & Services (1.23%)
120,000	Reddit, Inc., Cl A [1]	$4,080,000	$19,612,800

	Movies & Entertainment (3.97%)
185,000	Liberty Media Corporation- Liberty Formula One, Cl A [1]	5,408,362	15,547,400
700,000	Liberty Media Corporation- Liberty Live, Cl C [1]	24,701,179	47,642,000

		30,109,541	63,189,400

Total Communication Services		34,189,541	82,802,200

Consumer Discretionary (10.75%)
	Apparel, Accessories & Luxury Goods (0.89%)
260,000	Brunello Cucinelli SpA, ADR [2]	13,057,598	14,201,104

	Casinos & Gaming (3.76%)
1,235,000	DraftKings, Inc., Cl A [1]	23,984,451	45,942,000
300,000	Red Rock Resorts, Inc., Cl A	9,685,392	13,872,000

		33,669,843	59,814,000

	Footwear (1.21%)
350,000	On Holding AG, Cl A [1,2]	7,945,300	19,169,500

	Home Improvement Retail (1.88%)
300,000	Floor & Decor Holdings, Inc., Cl A [1]	9,074,455	29,910,000

	Homefurnishing Retail (0.74%)
30,000	RH [1]	7,459,296	11,807,700

	Restaurants (2.27%)
200,000	Texas Roadhouse, Inc.	17,901,519	36,086,000

Total Consumer Discretionary		89,108,011	170,988,304

Financials (3.71%)
	Insurance Brokers (1.52%)
785,000	TWFG, Inc. [1]	16,660,641	24,178,000

	Property & Casualty Insurance (2.19%)
75,000	Kinsale Capital Group, Inc.	3,355,498	34,884,750

Total Financials		20,016,139	59,062,750

Health Care (19.59%)
	Health Care Equipment (7.43%)
766,956	Inari Medical, Inc. [1]	38,490,107	39,153,104
104,000	Inspire Medical Systems, Inc. [1]	22,298,540	19,279,520
158,000	Integer Holdings Corp. [1]	18,388,085	20,938,160
235,000	Masimo Corp. [1]	31,556,825	38,845,500

		110,733,557	118,216,284

	Health Care Supplies (1.65%)
569,085	Establishment Labs Holdings, Inc. [1,2]	29,943,086	26,217,746
	Life Sciences Tools & Services (10.51%)
1,681,454	CareDx, Inc. [1,4]	19,780,040	35,999,930
680,000	Exact Sciences Corp. [1,4]	31,376,661	38,209,200
1,629,676	Maravai LifeSciences Holdings, Inc., Cl A [1]	15,496,854	8,881,734

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
122,500	Repligen Corp. [1]	$19,531,284	$17,632,650
1,281,429	Stevanato Group SpA [2]	32,667,703	27,922,338
358,139	Tempus AI, Inc., Cl A [1]	14,157,947	12,090,773
668,790	Veracyte, Inc. [1,4]	17,030,107	26,484,084

		150,040,596	167,220,709

Total Health Care		290,717,239	311,654,739

Industrials (21.47%)
	Aerospace & Defense (8.73%)
67,095	Axon Enterprise, Inc. [1]	6,239,999	39,875,901
1,942,158	Kratos Defense & Security Solutions, Inc. [1]	26,482,410	51,234,128
125,000	Loar Holdings, Inc. [1]	6,673,190	9,238,750
920,380	Mercury Systems, Inc. [1]	33,144,240	38,655,960

		72,539,839	139,004,739

	Building Products (1.49%)
70,000	AAON, Inc.	5,033,071	8,237,600
225,000	Trex Co., Inc. [1]	9,525,718	15,531,750

		14,558,789	23,769,350

	Environmental & Facilities Services (2.06%)
1,763,493	Montrose Environmental Group, Inc. [1,3]	38,055,348	32,712,795

	Human Resource & Employment Services (2.51%)
550,000	Dayforce, Inc. [1]	29,611,830	39,952,000

	Industrial Machinery & Supplies & Components (4.40%)
200,000	Chart Industries, Inc. [1]	26,265,365	38,168,000
375,000	Enerpac Tool Group Corp., Cl A	14,358,665	15,408,750
55,000	RBC Bearings, Inc. [1]	11,183,890	16,452,700

		51,807,920	70,029,450

	Trading Companies & Distributors (2.28%)
275,000	SiteOne Landscape Supply, Inc. [1]	22,980,691	36,236,750

Total Industrials		229,554,417	341,705,084

Information Technology (32.73%)
	Application Software (13.43%)
500,000	Alkami Technology, Inc. [1]	10,351,966	18,340,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	25,944,978	41,280,000
677,889	Gitlab, Inc., Cl A [1,4]	25,647,628	38,199,045
235,357	Guidewire Software, Inc. [1]	18,259,547	39,676,483
395,000	Intapp, Inc. [1]	14,158,288	25,315,550
375,000	Procore Technologies, Inc. [1]	24,508,547	28,098,750
222,623	ServiceTitan, Inc., Cl A [1]	20,391,471	22,901,228

		139,262,425	213,811,056

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Equipment & Instruments (5.91%)
275,321	Advanced Energy Industries, Inc.	$17,644,532	$31,835,367
74,131	Novanta, Inc. [1,2]	8,196,882	11,324,993
700,000	PAR Technology Corp. [1]	21,961,338	50,869,000

		47,802,752	94,029,360

	IT Consulting & Other Services (0.80%)
153,731	ASGN, Inc. [1]	13,043,545	12,811,941

	Semiconductor Materials & Equipment (0.97%)
78,129	Nova Ltd. [1,2]	1,784,398	15,387,507

	Semiconductors (1.98%)
4,507,493	indie Semiconductor, Inc., Cl A [1]	37,165,033	18,255,347
61,600	SiTime Corp. [1]	6,114,169	13,215,048

		43,279,202	31,470,395
	Systems Software (9.64%)
1,070,100	Couchbase, Inc. [1,4]	20,819,110	16,682,859
160,200	CyberArk Software Ltd. [1,2]	20,574,697	53,370,630
430,775	Dynatrace, Inc. [1,4]	10,425,484	23,412,621
1,775,000	SentinelOne, Inc., Cl A [1]	29,985,343	39,405,000
461,000	Varonis Systems, Inc. [1]	9,834,763	20,482,230

		91,639,397	153,353,340

Total Information Technology		336,811,719	520,863,599

Real Estate (2.63%)
	Multi-Family Residential REITs (1.25%)
1,000,000	Independence Realty Trust, Inc.	20,056,917	19,840,000

	Retail REITs (1.38%)
1,100,000	The Macerich Co.	21,307,627	21,912,000

Total Real Estate		41,364,544	41,752,000

Total Common Stocks		1,041,761,610	1,528,828,676

Principal Amount		Cost	Value
Short-Term Investments (3.89%)

$61,951,579	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $61,964,830; (Fully Collateralized by $62,408,100 U.S. Treasury Note, 4.125% due 2/15/2027 Market value – $63,190,667)[5]	$61,951,579	$61,951,579

Total Investments (99.97%)		$1,103,713,189	1,590,780,255

Cash and Other Assets Less Liabilities (0.03%)			542,494

Net Assets			$1,591,322,749

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 5 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

DECEMBER 31, 2024

Shares		Cost	Value
Common Stocks (99.66%)
Communication Services (11.53%)
	Interactive Media & Services (11.53%)
116,682	Alphabet, Inc., Cl C	$15,667,505	$22,220,920
57,053	Meta Platforms, Inc., Cl A	17,492,254	33,405,102

Total Communication Services		33,159,759	55,626,022

Consumer Discretionary (7.36%)
	Broadline Retail (7.36%)
161,969	Amazon.com, Inc. [1]	23,545,746	35,534,379

Consumer Staples (1.40%)
	Consumer Staples Merchandise Retail (1.40%)
7,370	Costco Wholesale Corp.	4,068,670	6,752,910

Financials (31.66%)
	Asset Management & Custody Banks (6.48%)
97,042	Blackstone, Inc.	11,094,591	16,731,982
253,265	Brookfield Corp., Cl A [2]	9,805,361	14,550,074

		20,899,952	31,282,056

	Diversified Financial Services (4.02%)
117,429	Apollo Global Management, Inc.	12,322,464	19,394,573

	Financial Exchanges & Data (10.59%)
21,113	CME Group, Inc.	4,120,848	4,903,072
33,741	Moody’s Corp.	12,212,562	15,971,977
18,137	MSCI, Inc.	9,108,981	10,882,382
38,811	S&P Global, Inc.	15,626,793	19,329,042

		41,069,184	51,086,473

	Investment Banking & Brokerage (2.22%)
32,846	LPL Financial Holdings, Inc.	7,731,961	10,724,547

	Property & Casualty Insurance (1.69%)
88,182	Arch Capital Group Ltd. [1,2]	5,523,457	8,143,608

	Transaction & Payment Processing Services (6.66%)
23,590	Mastercard, Incorporated, Cl A	9,517,135	12,421,786
62,415	Visa, Inc., Cl A	15,919,404	19,725,637

		25,436,539	32,147,423

Total Financials		112,983,557	152,778,680

Health Care (8.91%)
	Life Sciences Tools & Services (6.62%)
35,986	Agilent Technologies, Inc.	4,598,360	4,834,359
42,419	Danaher Corp.	9,735,316	9,737,282
4,982	Mettler-Toledo International, Inc. [1]	6,246,556	6,096,374
21,635	Thermo Fisher Scientific, Inc.	11,477,399	11,255,176

		32,057,631	31,923,191
	Managed Health Care (2.29%)
21,890	UnitedHealth Group, Incorporated	10,438,326	11,073,275

Total Health Care		42,495,957	42,996,466

Industrials (6.07%)
	Aerospace & Defense (4.52%)
63,732	HEICO Corp., Cl A	9,083,174	11,859,251
7,844	TransDigm Group, Inc. [1]	10,805,327	9,940,544

		19,888,501	21,799,795

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (1.55%)
58,147	Booz Allen Hamilton Holding Corp.	$9,387,099	$7,483,519

Total Industrials		29,275,600	29,283,314

Information Technology (30.38%)
	Application Software (3.78%)
19,136	Adobe, Inc. [1]	9,447,650	8,509,396
15,471	Intuit, Inc.	8,012,689	9,723,524

		17,460,339	18,232,920

	IT Consulting & Other Services (1.75%)
24,078	Accenture plc, Cl A [2]	7,728,442	8,470,400

	Semiconductors (17.17%)
107,620	Broadcom, Inc.	14,476,414	24,950,621
8,503	Monolithic Power Systems, Inc.	3,697,232	5,031,225
180,820	NVIDIA Corp.	7,499,896	24,282,318
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	15,262,651	22,502,998
32,488	Texas Instruments, Inc.	5,702,070	6,091,825

		46,638,263	82,858,987
	Systems Software (7.68%)
87,961	Microsoft Corporation	30,893,594	37,075,561

Total Information Technology		102,720,638	146,637,868

Real Estate (2.35%)
	Health Care REITs (0.51%)
19,614	Welltower, Inc.	2,460,909	2,471,952

	Real Estate Services (1.84%)
124,189	CoStar Group, Inc. [1]	10,849,189	8,890,691

Total Real Estate		13,310,098	11,362,643

Total Common Stocks		361,560,025	480,972,282

Principal Amount
Short-Term Investments (0.23%)
$1,094,896	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2024, 3.85% due 1/2/2025; Proceeds at maturity $1,095,130; (Fully Collateralized by $1,103,000 U.S. Treasury Note, 4.125% due 2/15/2027 Market value – $1,116,867)[3]	1,094,896	1,094,896

Total Investments (99.89%)		$362,654,921	482,067,178

Cash and Other Assets Less Liabilities (0.11%)			554,393

Net Assets			$482,621,571

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at December 31, 2024.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at December 31, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

3. RESTRICTED SECURITIES

At December 31, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e – 4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At December 31, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$30,032,530
StubHub Holdings, Inc.	12/22/2021	50,215,439
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	178,151,300
X.AI Corp.	6/11/2024	72,347,524

Total Restricted Securities		$330,746,793

(Cost $128,500,521)† (7.86% of Net Assets)

†	See Portfolio of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (Continued)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc	7/31/2020	$785,437
Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	0

Total Restricted Securities		$785,437

(Cost $25,674,990)† (0.01% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	3,571
Space Exploration Technologies Corp.	3/25/2021	25,328,350
X Holdings Corp., Inc.	5/4/2022	1,366,000
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/28/2023	2,766,001
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	266,956
Space Exploration Technologies Corp.	8/4/2020	34,260,150
X.AI Corp.	11/22/2024	9,999,983

Total Restricted Securities		$74,329,656

(Cost $41,003,875)† (4.90% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$9,910,450
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	133,288
X.AI Corp.	11/22/2024	3,499,982

Total Restricted Securities		$13,543,720

(Cost $9,512,066)† (1.87% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,883,585,746	$—	$—	$3,883,585,746
Private Common Stocks†	—	—	80,247,969	80,247,969
Private Preferred Stocks†	—	—	250,498,824	250,498,824

Total Investments	$3,883,585,746	$—	$330,746,793	$4,214,332,539

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) (1)	Total
Common Stocks†	$7,126,431,055	$—	$—	$7,126,431,055
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	—	—

Total Investments	$7,126,431,055	$—	$785,437	$7,127,216,492

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,280,474,637	$—	$—	$4,280,474,637
Short-Term Investments	—	59,047,048	—	59,047,048

Total Investments	$4,280,474,637	$59,047,048	$—	$4,339,521,685

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,420,483,955	$—	$—	$1,420,483,955
Private Common Stocks†	—	—	27,036,566	27,036,566
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	44,527,089	44,527,089
Short-Term Investments	—	20,643,471	—	20,643,471

Total Investments	$1,420,483,955	$20,643,471	$74,329,656	$1,515,457,082

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$693,599,477	$12,282,434	$—	$705,881,911
Private Common Stocks	—	—	9,910,450	9,910,450
Private Preferred Stocks†	—	—	3,633,270	3,633,270
Short-Term Investments	—	3,347,089	—	3,347,089

Total Investments	$693,599,477	$15,629,523	$13,543,720	$722,772,720

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,528,828,676	$—	$—	$1,528,828,676
Short-Term Investments	—	61,951,579	—	61,951,579

Total Investments	$1,528,828,676	$61,951,579	$—	$1,590,780,255

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$480,972,282	$—	$—	$480,972,282
Short-Term Investments	—	1,094,896	—	1,094,896

Total Investments	$480,972,282	$1,094,896	$—	$482,067,178

†	See Portfolios of Investments for additional detailed categorizations.

(1)

The reconciliation between beginning and ending balances of Level 3 investments in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets were not significant for the Fund.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of significant Level 3 investments in which unobservable inputs were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
Communication Services	$49,136,473	$—	$—	$1,078,966	$—	$—	$—	$—	$50,215,439	$1,078,966
Industrials	18,181,856	—	—	11,850,674	—	—	—	—	30,032,530	11,850,674
Private Preferred Stocks
Industrials	107,853,760			70,297,540					178,151,300	70,297,540
Information Technology	39,999,993	—	—	32,347,531		—	—	—	72,347,524	32,347,531

Total	$215,172,082	$—	$—	$115,574,711	$—	$—	$—	$—	$330,746,793	$115,574,711

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
Communication Services	$1,366,000	$—	$—	$—	$—	$—	$—	$—	$1,366,000	$—
Industrials	15,359,918	—	—	9,972,003	—	—	—	—	25,331,921	9,972,003
Materials	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Industrials	22,684,719	—	—	11,842,387	—	—	—	—	34,527,106	11,842,387
Information Technology	—	—	—	—	9,999,983	—	—	—	9,999,983	—

Total	$42,515,283	$—	$—	$21,814,390	$9,999,983	$—	$—	$—	$74,329,656	$21,814,390

	Baron Fifth Avenue Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2024
Private Common Stocks
Industrials	$5,999,840	$—	$—	$3,910,610	$—	$—	$—	$—	$9,910,450	$3,910,610
Private Preferred Stocks
Industrials	970,337			(837,049)					133,288	(837,049)
Information Technology	—	—	—	—	3,499,982	—	—	—	3,499,982	—

Total	$6,970,177	$—	$—	$3,073,561	$3,499,982	$—	$—	$—	$13,543,720	$3,073,561

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of December 31, 2024 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$50,215,439	Combination of valuation using discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
				Change in the composite equity index of comparable companies	(0.78)%	N/A	Increase
				Discount for lack of marketability	6.74%	N/A	Decrease
				Estimated volatility of the returns of equity[1]	33.99%	N/A	Decrease
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$30,032,530	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$178,151,300	Observed transaction	Observed Transaction Price	$1,850.00	N/A	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$72,347,524	Observed transaction	Observed Transaction Price	$21.65	N/A	Increase

See Footnotes on page 21.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	X Holdings Corp., Inc.	$1,366,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	N/A	Increase
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$25,328,350	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$34,260,150	Observed transaction	Observed Transaction Price	$1,850.00	N/A	Increase
Private Common Stocks: Industrials	GM Cruise Holdings LLC	$3,571	Recent Offer	Bid price	$1.00	N/A	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$266,956	Recent Offer	Bid price	$1.00	N/A	Increase
Private Common Stocks: Materials	Farmers Business Network, Inc.	$338,645	Scenario analysis	Projected IPO valuation	$970 milion	N/A	Increase
				Probability for IPO outcome	50.00%	N/A	Increase
				Discount in the event of liquidation outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$2,766,001	Scenario analysis	Projected IPO valuation	$970 milion	N/A	Increase
				Probability for IPO outcome	50.00%	N/A	Increase
				Discount in the event of liquidation outcome	100.00%	N/A	Decrease
Private Preferred Stocks: Information Technology	X.AI Corp.	$9,999,983	Observed transaction	Observed Transaction Price	$21.65	N/A	Increase

See Footnotes on page 21.

Baron Investment Funds Trust	December 31, 2024

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2024	Range used on December 31, 2024*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$9,910,450	Observed transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$133,288	Recent Offer	Bid price	$1.00	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in calculation than others.

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end.
A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

5. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2024	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at December 31, 2024	Value at December 31, 2024	% of Net Assets at December 31, 2024
“Affiliated” Company as of December 31, 2024:
Choice Hotels International, Inc.	$390,900,000	$—	$—	$35,040,000	$—	$862,500	3,000,000	$425,940,000	6.12%
Iridium Communications, Inc	212,266,950	—	(3,421,707)	(12,804,770)	2,746,527	959,000	6,850,000	198,787,000	2.86%
Vail Resorts, Inc.	348,580,000	—	—	26,320,000	—	8,880,000	2,000,000	374,900,000	5.39%

	$951,746,950	$—	$(3,421,707)	$48,555,230	$2,746,527	$10,701,500		$999,627,000

BARON DISCOVERY FUND

Name of Issuer	Value at September 30, 2024	Purchase Cost /Transfer In	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at December 31, 2024	Value at December 31, 2024	% of Net Assets at December 31, 2024
“Affiliated” Company as of December 31, 2024:
Montrose Environmental Group, Inc.	$—	$38,055,348	$—	$(5,342,553)	$—	$—	1,763,493	$32,712,795	2.06%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2024.